Securities Act File No. 333-131820

ICA No. 811- 21853

As filed with the Securities and Exchange Commission on February 21, 2014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [   ]

 Pre-Effective Amendment No.    ____   [   ]

 Post-Effective Amendment No.   _ 104  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [   ]

Amendment No.                             105    [X]

(Check Appropriate Box or Boxes)

Northern Lights Variable Trust

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68137

Attention:   Andrew Rogers

 (Address of Principal Executive Offices)(Zip Code)

(631) 470-2600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

JoAnn M. Strasser, Esq. Thompson Hine LLP 312 Walnut Street, Suite 1400 Cincinnati, Ohio 45202 513-352-6725 (phone) 513-241-4771 (fax)	James P. Ash, Esq. Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, New York 11788 (631) 470-2619 (phone) (631) 813-2884 (fax)

  Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

()

immediately upon filing pursuant to paragraph (b).

(X)

on March 3, 2014 pursuant to paragraph (b).

( )

60 days after filing pursuant to paragraph (a)(1).

()

on (date) pursuant to paragraph (a)(1).

()

75 days after filing pursuant to paragraph (a)(2).

( )

on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

(X)

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 103 to its Registration Statement until March 3, 2014 ..  Post-Effective Amendment No. 103 to the Trust’s Registration Statement relates to the JNF SSgA Retirement Income Portfolio ..  Parts A, B and C of Registrant’s Post-Effective Amendment No. 103 under the Securities Act of 1933 and Amendment No. 104 under the Investment Company Act of 1940, filed on December 11, 2013 , are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized in the City of Hauppauge, State of New York on the 21 st day of February, 2014.

                                                      NORTHERN LIGHTS VARIABLE TRUST

      (Registrant)

      /s/ Andrew Rogers

      By: Andrew Rogers,

      President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

John V. Palancia*	Trustee	February 21, 2014
Gary Lanzen*	Trustee	February 21, 2014
Anthony Hertl*	Trustee & Chairman	February 21, 2014
Mark Taylor*	Trustee	February 21, 2014
Mark D. Gersten*	Trustee	February 21, 2014
Mark Garbin*	Trustee	February 21, 2014
/s/ Andrew Rogers Andrew Rogers	President , Principal Executive Officer and Trustee	February 21, 2014
Kevin Wolf*	Treasurer and Principal Accounting Officer	February 21, 2014

By:

Date:

/s/ James P. Ash, Esq.

February 21, 2014

James Ash

*Attorney-in-Fact – Pursuant to Powers of Attorney